Annual Fund Operating Expenses	Mar. 31, 2025
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.78%	[1]
Expenses (as a percentage of Assets)	1.28%	[1]
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.92%	[1],[2]
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.36%	[1]
Expenses (as a percentage of Assets)	0.86%	[1]
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.50%	[1],[2]
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.71%	[1]
Expenses (as a percentage of Assets)	1.21%	[1]
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1],[2]
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.46%	[1]
Expenses (as a percentage of Assets)	0.96%	[1]
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.60%	[1],[2]
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.49%	[3]
Expenses (as a percentage of Assets)	0.63%	[3]
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	0.44%	[3],[4]
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[3]
Distribution and Service (12b-1) Fees	0.75%	[3]
Other Expenses (as a percentage of Assets):	0.49%	[3]
Expenses (as a percentage of Assets)	1.38%	[3]
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	1.19%	[3],[4]
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.27%	[3]
Expenses (as a percentage of Assets)	0.41%	[3]
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	0.25%	[3],[4]
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.47%	[5]
Expenses (as a percentage of Assets)	1.24%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.24%	[5],[6]
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.75%	[5]
Other Expenses (as a percentage of Assets):	0.47%	[5]
Expenses (as a percentage of Assets)	1.99%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.99%	[5],[6]
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.82%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.82%	[5],[6]
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.40%	[5]
Expenses (as a percentage of Assets)	1.17%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.17%	[5],[6]
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.92%	[5]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.92%	[5],[6]

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A, 0.50% for Class R6, 0.85% for Administrator Class and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[4]	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.44% for Class A, 1.19% for Class C and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[6]	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class C, 0.88% for Class R6, 1.19% for Administrator Class and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.